ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities

Accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accrued compensation	$52,028	$63,554
RRC reserve	2,441	2,621
Accrued interest	4,648	—
Other	20,217	19,249

Total	$79,334	$85,424